27 Share-based Payments (Details 2)		1 Months Ended								12 Months Ended
		Jun. 30, 2020 Number £ / shares		Apr. 30, 2020 Number £ / shares		Oct. 30, 2019 Number £ / shares		Apr. 30, 2019 Number £ / shares		Dec. 31, 2020 Number	Dec. 31, 2019 Number	Dec. 31, 2018 Number £ / shares
SharebasedPaymentsLineItems [Line Items]
Number of options | Number		1,363,000		100,000		50,000		219,000		1,463,000	226,488	5,497
Option pricing models used		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes				Monte-Carlo
Share price | Number		0.213	[1]	0.24	[1]	1.126	[2]	2.30	[2]			5.40	[3]
Exercise price of options issued in year		£ 0.202		£ 0.24		£ 1.05		£ 1.46
Contractual life		10 years		10 years		10 years		10 years				10 years
Expected life		5 years		5 years		5 years		5 years				5 years
Volatility	[4]	92.55%		84.76%		78.30%		75.30%				45.20%
Expected dividend yield		0.00%		0.00%		0.00%		0.00%				0.00%
Risk free rate		0.10%		0.11%		0.26%		0.85%				1.03%
Bottom Of Range [member]
SharebasedPaymentsLineItems [Line Items]
Exercise price of options issued in year												£ 16.60
Top Of Range [member]
SharebasedPaymentsLineItems [Line Items]
Exercise price of options issued in year												£ 24.40

[1]	The share price used in the determination of the fair value of the options granted in 2020 was the share price on the date of grant.
[2]	The share price used in the determination of the fair value of the options granted in 2019 was the share price on the date of grant.
[3]	The share price used in the determination of the fair value of the options granted in 2018 was the share price on the date of grant.
[4]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.